DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The following table presents the notional amounts underlying the partnership's derivative instruments by term to maturity as at December 31, 2018 and the comparative notional amounts as at December 31, 2017, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

		2018				2017
(US$ MILLIONS)	Note	< 1 year	1 to 5 years	>5 years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	(a)	$399	$(84)	$—	$315	$286
Interest rate and cross currency swaps	(b)	15	942	525	1,482	—
Warrants	(c)	—	31	—	31	—
Elected for hedge accounting
Foreign exchange contracts	(a)	1,152	185	—	1,337	957
Interest rate and cross currency swaps	(b)	1,500	—	—	1,500	—
Option contracts	(e)	5,250	—	—	5,250	—
		$8,316	$1,074	$525	$9,915	$1,243
The aggregate notional amounts of the partnership's derivative positions as at December 31, 2018 and 2017 were as follows:

(US$ MILLIONS)	2018	2017
Foreign exchange contracts	$1,652	$1,243
Interest rate swaps and cross currency swaps	2,982	—
Warrants	31	—
Option contracts	5,250	—
	$9,915	$1,243

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2018 and 2017. The notional amounts as at December 31, 2018 and comparative year 2017 include both buy and sell contracts.

	Notional amount (U.S. Dollars)		Average exchange rate
	2018	2017	2018	2017
Foreign exchange contracts
Australian dollars	$184	$191	0.75	0.76
Brazilian Real	35	—	0.25	—
British Pounds	131	90	1.29	1.33
Canadian dollars	940	785	0.76	0.78
Chinese Yuan	(15)	(11)	0.14	0.15
Euros	44	35	1.18	1.18
Indian Rupees	188	154	0.01	0.01
Japanese Yen	4	3	0.01	0.01
Mexican Pesos	(5)	(5)	0.05	0.05
Norwegian Krone	53	—	0.13	—
South Africa Rand	3	1	0.07	0.08
Swedish Krona	94	—	0.13	—
Swiss Franc	(4)	—	1.00	—
	$1,652	$1,243
The following table presents the notional amounts underlying the partnership's derivative instruments by term to maturity as at December 31, 2018 and the comparative notional amounts as at December 31, 2017, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

		2018				2017
(US$ MILLIONS)	Note	< 1 year	1 to 5 years	>5 years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	(a)	$399	$(84)	$—	$315	$286
Interest rate and cross currency swaps	(b)	15	942	525	1,482	—
Warrants	(c)	—	31	—	31	—
Elected for hedge accounting
Foreign exchange contracts	(a)	1,152	185	—	1,337	957
Interest rate and cross currency swaps	(b)	1,500	—	—	1,500	—
Option contracts	(e)	5,250	—	—	5,250	—
		$8,316	$1,074	$525	$9,915	$1,243